Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jan. 31, 2013	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Income Taxes [Line Items]
Additional tax expense related to valuation allowances	$ 25,797
Additional tax benefit related to reduction of associated tax benefits			3,177
Tax benefit related to the amalgamation of Spain entities			8,857	18,898
Tax expenses related to valuation allowances for deferred tax assets related to Spain amalgamation			10,065
Tax benefit related to the amalgamation of entities in certain jurisdictions		6,200
Tax benefits related to the anticipated refund for prior year taxes		2,700
Income tax reconciliation change in deferred tax assets valuation allowance previously recognized		8,408
Deferred tax expense (benefit) recognized income tax expense resulting from operating loss carryforwards			(3,972)	131	(1,866)
Deferred tax expense/(benefit)			24	525	(36)
Valuation allowance for deferred tax assets	89,436		89,436	43,511
Change in valuation allowance			45,925	18,776	7,412
Net operating loss carryforwards	15,302		15,302
Net operating loss carryforwards not subject to expire	10,179		10,179
Undistributed earnings of foreign subsidiaries deemed permanently reinvested	193,828		193,828	217,454
Income tax provision made for the portion of undistributed earnings of foreign subsidiaries			0
Other Country [Member]
Income Taxes [Line Items]
Net operating loss carryforwards not to be expire	$ 5,123		$ 5,123
Expiration dates of net operating loss carryforwards			Expire between 2014 and 2024